Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Total joint interest billing receivable (less than 1%)	1.00%
Officer [Member]
Related Party Transaction [Line Items]
Joint interest billing receivables	$ 8,000
Goodson
Related Party Transaction [Line Items]
Proceeds from affiliates	(15,000)	$ (45,000)
Payments of distributions to related parties			$ 80,000
Related expenses related to transactions with related party	0	0	18,000
Green
Related Party Transaction [Line Items]
Payments of distributions to related parties	25,000	30,000	$ 116,000
Nordberg
Related Party Transaction [Line Items]
Due from affiliates	$ (200)	$ (300)